Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition	The following table summarizes the final allocation of the purchase price to the fair values of assets acquired and liabilities assumed at the date of the acquisition.

Consideration allocated to:
Cash and cash equivalents	$1,180
Accounts receivable (1)	5,609
Inventory (2)	4,217
Property, plant and equipment (3)	6,435
Other assets	319
Accounts payable and accrued liabilities (4)	(4,678)
Deferred income tax liabilities	(96)
Total net identifiable assets	$12,986
Bargain purchase gain	(5,856)
Total consideration	$7,130

(1) The fair value of $5,609 of accounts receivable was based on the cash flows expected to be collectible.

(2) The fair value of inventory of $4,217 assigned to inventory was based on estimated selling prices net of selling costs associated with finished goods, and replacement value for raw materials and unassembled components.

(3) Property, plant and equipment of $6,435 was determined based on their estimated fair market values.

(4) The fair value of $4,678 of accounts payable and accrued liabilities acquired was based on the expected amount to be paid. No contingent liabilities were identified subsequent to the acquisition date.

Business Acquisition, Pro Forma Information
The following unaudited supplemental proforma information presents the consolidated financial results as if the acquisition of Stako had occurred on January 1, 2020. This supplemental proforma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2020, nor are they indicative of any future results. Included in revenue and net income for the year ended December 31, 2021 are $13,791 and $1,601 related to the operations of Stako, respectively.

	Years ended December 31
	2021	2020
Revenue
Revenue for the period	$312,412	$252,497
Stako for the period (prior to acquisition)	10,217	19,263
Proforma revenue for the period	$322,629	$271,760

Net income (loss)
Net income (loss) for the period	$13,658	$(7,359)
Stako for the period (prior to acquisition)	722	1,260
Proforma adjustments (1)	(5,377)	—
Adjusted proforma net income (loss) for the period	$9,003	$(6,099)

(1) Includes adjustment of the bargain purchase gain and transaction costs incurred for the acquisition during the year.